Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Opening balance	$ 315,441	$ 253,393
Current period acquisitions	45,802	55,759
Prior period acquisitions		1,382
Foreign exchange movement	(7,068)	4,907
Closing balance	$ 354,175	$ 315,441